Cash and Cash Equivalents and Short-term Investments - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	€ 2,259.0	€ 2,906.9		€ 2,458.7	€ 2,419.5
Cash and cash equivalents maturity period	P3M
Restricted cash and cash equivalents	€ 0.0	5.4
Fair Value, Measurements, Recurring [Member]
Cash and Cash Equivalents [Line Items]
Money market funds	1,329.4 [1]	2,152.0	[2]
Deposits [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	42.1	100.0
Interest-Bearing Bank Accounts [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	€ 887.5	€ 654.9

[1]	Money market funds are part of our cash and cash equivalents. See Note 5 Cash and cash equivalents and short-term investments.
[2]	Money market funds are part of our cash and cash equivalents. See